Goodwill impairment	12 Months Ended
Dec. 31, 2011
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill Disclosure [Text Block]

8. Goodwill and intangible assets

	December 31, 2011	January 1, 2011
	$	$

Goodwill	49,387	48,174

Intangible assets with a finite life at cost, less accumulated
amortization of $24,048 (January 1, 2011 - $18,988)	48,624	60,200

The following is a summary of changes in goodwill:

		$
Balance at December 31, 2009		31,431

Acquisitions during the year		18,286
Additions during the year(1)		667
Goodwill impairment		(1,654)
Impact of foreign exchange		(556)
Balance at January 1, 2011		48,174

Acquisitions during the year		1,233
Additions during the year(1)		249
Impact of foreign exchange		(269)
Balance at December 31, 2011		49,387

(1)       During the years ended December 31, 2011 and January 1, 2011, the Company recorded contingent consideration payments of $667 and $249, respectively, as an increase to goodwill relating to business combinations that occurred prior to January 1, 2009, based on the related acquired companies achieving predetermined earnings or other operational results as defined in the respective purchase and sale agreements.

There was no indication of goodwill impairment based on the testing done for the year ended December 31, 2011.

For the year ended January 1, 2011, the Company determined that there were external market conditions and other circumstances that suggested the carrying value of the natural health products reporting unit, which is part of the International Foods segment, may exceed its fair value. These external market conditions and other circumstances included reduced sales levels, increased competition leading to price concessions and decreased market share, shift in product mix causing lower gross margins, and product de-listing at certain retailers. As a result of completing the test for goodwill impairment, the Company determined that the carrying value of goodwill in its natural health reporting unit exceeded its fair value, and recorded a non-cash goodwill impairment charge of $1,654.

The fair values calculated in these impairment tests are determined using discounted cash flow models involving various assumptions. The following table summarizes the critical assumptions that were used in estimating fair value for the natural health product reporting unit:

Estimated cumulative average operating income growth (2011 - 2015)	47.4%
Projected long-term annual operating income growth (a)	2.5%
Weighted-average discount rate (b)	15.0%

(a)	Represents the operating income growth rate used to determine terminal value.
(b)	Represents the targeted weighted-average discount rate of 11% plus the impact of a specific reporting unit risk premium to account for the estimated additional uncertainty associated with future cash flows.

For the year ended December 31, 2009, the result of the annual goodwill impairment test indicated that the fair value of the Grains and Foods Group, the Ingredients Group and the International Foods Group exceeded their carrying values, and as a result, no impairment charge was recorded. After recording a $500 increase to goodwill as a result of contingent consideration earned at December 31, 2009, the Company tested the Consumer Products Group and determined that its carrying value exceeded its fair value. As a result, the $500 of goodwill added in 2009 was written off through a charge to goodwill impairment.

During the quarter ended September 30, 2009, Opta Minerals determined that there were external market conditions and other circumstances that suggested the carrying value of certain reporting units in Opta Minerals may exceed their fair value. These external market conditions and other circumstances included continued operating losses and extended periods of facility under-utilization due to continued weakness in the steel, abrasives and foundry markets. As a result of completing a test for goodwill impairment, Opta Minerals determined that the carrying value of goodwill in certain of its mill and foundry and abrasive products reporting units exceeded their fair value, and recorded a non-cash impairment charge of $8,341. The Company recorded this charge in its Opta Minerals operating segment.

The following table summarizes the critical assumptions that were used in estimating fair value in the 2009 impairment tests for segments where an impairment was determined:

Estimated cumulative average operating income growth (2010 - 2014)	5.0%
Projected long-term annual operating income growth (a)	2.0% - 7.0%
Weighted-average discount rate (b)	15.0%

(a)	Represents the operating income growth rate used to determine terminal value.
(b)	Represents the targeted weighted-average discount rate of 9.9% plus the impact of a specific reporting unit risk premium to account for the estimated additional uncertainty associated with future cash flows.

The following is a summary of changes in intangible assets:

	Customer and other	Patents and
	relationships	trademarks	Other	Total
	$	$	$	$

Balance at December 31, 2009	47,533	5,620	2,076	55,229

Business acquisitions	12,592	-	244	12,836
Additions	-	101	561	662
Impairments(1)	(2,808)	(135)	(24)	(2,967)
Amortization	(3,642)	(662)	(371)	(4,675)
Impact of foreign exchange	(1,316)	230	201	(885)
Balance at January 1, 2011	52,359	5,154	2,687	60,200

Business acquisitions	718	-	-	718
Additions	-	-	81	81
Impairments(1)	(2,024)	(4,000)	(271)	(6,295)
Amortization	(4,257)	(529)	(726)	(5,512)
Impact of foreign exchange	(478)	(79)	(11)	(568)
Balance at December 31, 2011	46,318	546	1,760	48,624

(1) See note ##Other.

The Company estimates that the aggregate future amortization expense associated with finite-life intangible assets in each of the next five fiscal years and thereafter will be as follows:

$
2012	4,658
2013	4,619
2014	4,127
2015	3,959
2016	3,715
Thereafter	27,546
48,624